Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using the equity method
Schedule of investments accounted for using equity method

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

Associates(i)	610,178	222,513	164,143
Joint ventures(ii)	2,945,421	3,543,646	3,764,814
Total	3,555,599	3,766,159	3,928,957
(i)	Investments in associates accounted for using the equity method

Schedule of investments in associates accounted for using the equity method Associates and joint ventures

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Results of operations:
Revenue	1,568,858	2,007,293	1,861,986
Gross profit (loss)	87,365	126,186	82,969
Income (loss) from operations	(467,524)	(547,783)	(556,563)
Net income (loss), net	(460,296)	(549,828)	(558,093)
Balance sheet data:
Current assets	2,381,117	3,383,907	2,327,552
Non-current assets	3,940,619	3,042,236	731,081
Current liabilities	2,042,425	1,971,865	1,099,554
Non-current liabilities	2,352,201	2,830,518	554,964

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Results of operations:
Revenue	10,175,124	6,986,969	7,739,466
Gross profit (loss)	2,647,368	1,770,236	1,307,840
Income (loss) from operations	1,380,078	1,417,091	721,032
Net income (loss), net	1,139,947	1,245,587	736,421
Balance sheet data:
Current assets	49,849,695	52,915,859	60,185,382
Non-current assets	2,858,838	2,389,016	3,969,949
Current liabilities	44,397,577	45,300,441	53,511,494
Non-current liabilities	265,831	368,764	729,244
Convertible redeemable preferred shares and non‑controlling interests	(9,482)	(6,413)	(6,533)

Schedule of investments in joint ventures accounted for using the equity method

Aggregated amount of the Group’s share of profit (loss) of individually immaterial associates accounted for using the equity method is as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
– Loss from operations	(140,324)	(195,828)	(71,429)

(ii)	Investments in joint ventures accounted for using the equity method

Aggregated amount of the Group’s share of profit (loss) of individually immaterial joint ventures accounted for using the equity method is as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
– Income from operations	704,022	439,263	345,344
– Other comprehensive loss	(4,454)	(3,434)	—
Total	699,568	435,829	345,344